Bonds Payable	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Bonds Payable
21.	BONDS P A YABLE

	December 31
	2019	2020
	NT$	NT$	US$ (Note 4)

Unsecured domestic bonds
Repayable at maturity in January 2021 and interest due annually with annual interest rate at 1.30%	$7,000,000	$7,000,000	$249,288
	December 31
	2019	2020
	NT$	NT$	US$ (Note 4)

Repayable at maturity in January 2023 and interest due annually with annual interest rate at 1.50%	$2,000,000	$2,000,000	$71,225
Repayable at maturity in January 2022 and interest due annually with annual interest rate at 1.25%	3,700,000	3,700,000	131,766
Repayable at maturity in January 2024 and interest due annually with annual interest rate at 1.45%	4,300,000	4,300,000	153,134
Repayable at maturity in April 2024 and interest due annually with annual interest rate at 0.90%	6,500,000	6,500,000	231,481
Repayable at maturity in April 2026 and interest due annually with annual interest rate at 1.03%	3,500,000	3,500,000	124,644
Repayable at maturity in April 2025 and interest due annually with annual interest rate at 0.90%	-	10,000,000	356,125
Repayable at maturity in August 2023 and interest due annually with annual interest rate at 0.72%	-	3,000,000	106,838
Repayable at maturity in August 2025 and interest due annually with annual interest rate at 0.85%	-	5,000,000	178,063
Repayable at maturity in August 2027 and interest due annually with annual interest rate at 0.95%	-	2,000,000	71,225
Unsecured international bonds
US$200,000 thousand (linked to New Taiwan dollar), repayable at maturity in October 2022 and interest due quarterly with annual interest rate at 2.15%	6,204,800	6,204,800	220,969
US$100,000 thousand (linked to New Taiwan dollar), repayable at maturity in October 2024 and interest due quarterly with annual interest rate at 2.50%	3,102,400	3,102,400	110,484
Secured domestic bonds
Repayable at maturity in December 2020 and interest due annually with nil annual interest rate	250,000	-	-
	36,557,200	56,307,200	2,005,242
Less: discounts on bonds payable	35,045	53,646	1,910
	36,522,155	56,253,554	2,003,332
Less: current portion of bonds payable	250,000	6,999,951	249,286

	$36,272,155	$49,253,603	$1,754,046

a.
In December 2017, AMPI offered the fifth secured domestic convertible bonds in NT$250,000 thousand with nil coupon rate and a maturity of 3 years. Each holder of the bonds has the right to convert the bonds into ordinary shares of AMPI at the conversion price at any time from the 3 months after the offering date to the maturity date. The initial conversion price was NT$4.8 per share at offering date and the conversion price will be subject to adjustment in the event of the conversion provisions due to anti-dilution clause. As of December 31, 2019, the conversion prices was NT$4.8 per share. The bonds may be early redeemed at the option of AMPI, in whole or in part, at any time provided that (1) if the closing price of AMPI’s ordinary shares on the Taipei Exchange exceeds the conversion price by 30% or more for 30 consecutive business days in the period starting from 3 months after the offering to 40 days before the maturity or (2) the outstanding amount of the bonds falls below 10% of the originally offered in the period aforementioned. AMPI already redeemed these bonds in December 2020.

b.
In October 2019, the Company offered the second unsecured international bonds in the aggregate amount of US$300,000 thousand with par value of US$1,000 thousand. These unsecured international bonds were divided into tranche A, in the amount of US$200,000 thousand with maturity of 3 years, and tranche B, in the amount of US$100,000 thousand with maturity of 5 years. The annual interest rates of tranche A and tranche B were 2.15% and 2.50%, respectively. All the proceeds from bonds offering were used to support ASE’s green investments by subscribing for ASE’s newly issued ordinary shares from its private placement.